Segment Information (Details) - Draft Kings Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenue	$ 323,410	$ 226,277	$ 191,844
United States
Disaggregation of Revenue [Line Items]
Total revenue	318,144	219,415	187,261
Other
Disaggregation of Revenue [Line Items]
Total revenue	$ 5,266	$ 6,862	$ 4,583